Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Long-term equity incentive awards are discretionary and are generally granted to the Executive
Management team on the first or second business day of the applicable fiscal year. As described in further detail above in the "Elements of Compensation" section, long-term equity incentive awards include a combination of stock options, RSUs, and PSUs. The NCSO Committee is responsible for approving these grants. There are no option awards granted to non-Executive Management employees, except for the Chief Communications Officer. The NCSO Committee holds meetings each year to determine the long-term equity incentive awards to be granted to the Executive Management team in the beginning of the following year. The NCSO Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024. The timing of the grants is in accordance with the yearly compensation cycle, with grants starting in the beginning of each new fiscal year to assist in incentivizing executives.
Eligible employees, including the Executive Management team, may voluntarily enroll in the ESPP and purchase shares at a discount via payroll deductions. The ESPP is offered once a year. There were no option awards granted within four business days prior or one business day after the release of material nonpublic information.
The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The grants are made following an annual, predetermined compensation cycle.
Award Timing Method	The NCSO Committee holds meetings each year to determine the long-term equity incentive awards to be granted to the Executive Management team in the beginning of the following year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	There are no option awards granted to non-Executive Management employees, except for the Chief Communications Officer. The NCSO Committee holds meetings each year to determine the long-term equity incentive awards to be granted to the Executive Management team in the beginning of the following year. The NCSO Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024. The timing of the grants is in accordance with the yearly compensation cycle, with grants starting in the beginning of each new fiscal year to assist in incentivizing executives.
MNPI Disclosure Timed for Compensation Value	false